VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Australia—3.6%
GPT Group (The) - In Specie(1)(2)	13,566	$ —
National Storage REIT	3,514,362	5,191
NEXTDC Ltd.(2)	443,476	3,257
Scentre Group	4,065,300	7,268
		15,716

Belgium—1.5%
Aedifica S.A.	22,881	2,194
Warehouses De Pauw CVA	136,041	4,277
		6,471

Canada—3.9%
Allied Properties Real Estate Investment Trust	171,650	4,426
Boardwalk Real Estate Investment Trust	166,550	5,419
Granite Real Estate Investment Trust	113,779	6,978
		16,823

China—0.9%
Hang Lung Properties Ltd.	2,105,000	3,992
France—1.9%
Gecina S.A.	26,000	2,425
Klepierre S.A.(2)	310,694	5,978
		8,403

Germany—2.6%
Aroundtown S.A.	1,063,180	3,379
Vonovia SE	261,678	8,062
		11,441

Hong Kong—1.5%
Swire Properties Ltd.	2,663,000	6,611
India—1.0%
Ascendas India Trust	4,956,700	4,174
Ireland—0.6%
Irish Residential Properties REIT plc	2,009,468	2,666
Japan—7.0%
Kenedix Office Investment Corp. Class A	773	3,880
Mitsubishi Estate Co., Ltd.	857,200	12,440
Mitsui Fudosan Logistics Park, Inc.	1,857	7,021
Nippon Prologis REIT, Inc.	2,134	5,253
Orix JREIT, Inc.	1,433	1,945
		30,539

Singapore—0.9%
CapitaLand Integrated Commercial Trust	2,441,000	3,813
Spain—1.9%
Inmobiliaria Colonial Socimi S.A.	318,735	2,039
Merlin Properties Socimi S.A.	641,100	6,185
		8,224

	Shares	Value

Sweden—2.1%
Castellum AB	344,211	$ 4,423
Catena AB	134,791	4,891
		9,314

United Kingdom—5.4%
Derwent London plc	114,510	3,641
Safestore Holdings plc	348,947	4,507
Segro plc	222,528	2,646
UNITE Group plc (The)	671,807	8,701
Workspace Group plc	585,772	3,964
		23,459

United States—63.6%
Alexandria Real Estate Equities, Inc.	38,129	5,530
American Homes 4 Rent Class A	269,550	9,553
Apartment Income REIT Corp.	156,578	6,514
AvalonBay Communities, Inc.	67,465	13,105
Boston Properties, Inc.	19,485	1,734
Brixmor Property Group, Inc.	419,333	8,475
Cousins Properties, Inc.	250,200	7,313
CubeSmart	320,475	13,691
Douglas Emmett, Inc.	270,205	6,047
Duke Realty Corp.	249,866	13,730
Equinix, Inc.	25,225	16,573
Equity Residential	138,165	9,978
Extra Space Storage, Inc.	79,765	13,570
Healthpeak Properties, Inc.	168,700	4,371
Host Hotels & Resorts, Inc.	465,816	7,304
Invitation Homes, Inc.	251,910	8,963
Kimco Realty Corp.	325,045	6,426
Mid-America Apartment Communities, Inc.	78,700	13,746
Prologis, Inc.	215,134	25,310
Public Storage	16,300	5,096
Regency Centers Corp.	122,350	7,257
Rexford Industrial Realty, Inc.	92,100	5,304
RLJ Lodging Trust	234,907	2,591
Ryman Hospitality Properties, Inc.(2)	68,935	5,241
SBA Communications, Corp. Class A	18,150	5,809
Simon Property Group, Inc.	116,046	11,015
Spirit Realty Capital, Inc.	198,426	7,497
Sun Communities, Inc.	106,279	16,937
VICI Properties, Inc.	112,750	3,359
Welltower, Inc.	186,700	15,375
		277,414

Total Common Stocks (Identified Cost $432,006)		429,060

Total Long-Term Investments—98.4% (Identified Cost $432,006)		429,060

See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)	3,291,053	$ 3,291
Total Short-Term Investment (Identified Cost $3,291)		3,291

TOTAL INVESTMENTS—99.2% (Identified Cost $435,297)		$432,351
Other assets and liabilities, net—0.8%		3,692
NET ASSETS—100.0%		$436,043

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	65%
Japan	7
United Kingdom	5
Canada	4
Australia	4
Germany	3
Sweden	2
Other	10
Total	100%
† % of total investments as of June 30, 2022.

The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$429,060	$429,060	$—(1)
Money Market Mutual Fund	3,291	3,291	—
Total Investments	$432,351	$432,351	$—(1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using significant observable inputs (Level 2) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2022.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND  NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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